GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 2,932,213	$ 3,563,138	$ 6,951,698	$ 1,673,735	$ (145,723)
Net cash (used in) provided by operating activities	1,635,829	$ 3,044,129	5,186,048	439,794	(1,920,219)
Retained Earnings (Accumulated Deficit)	30,666,995		27,734,782	20,783,084
Net current assets	$ 6,488,761		9,413,594
Net (loss) income			$ 6,951,698	$ 1,673,735	$ (140,988)